Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	GeoPark Ltd
Entity Central Index Key	0001464591
Current Fiscal Year End Date	--12-31
Title of 12(b) Security	Common shares, par value US$0.001 per share
Trading Symbol	GPRK
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	61,029,772
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	D0
Entity Interactive Data Current	Yes